SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Issued and Outstanding Shares and Units
As of December 31, 2025 and 2024, issued and outstanding capital consisted of the following:

(shares in thousands)	Redeemable Units	SVS[1]	PVS[2]	MVS	SSVS[3]
Beginning balance, January 1, 2024	96,699	320,757	18,950	500	2
Stock options exercised	—	5	—	—	—
RSUs issued	—	2,338	—	—	—
Issuance of shares related to acquisitions	—	1,422	—	—	—
Cresco LLC redemptions	(4,642)	4,642	—	—	—
PVS converted to SVS	—	1,843	(1,843)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	483	—	—	—
Ending Balance, December 31, 2024	92,057	331,490	17,107	500	2
Stock options exercised	—	8		—	—
RSU Issuance	—	2,406	—	—	—
Issuance of shares related to settlement of acquisition contingent consideration	—	374	—	—	—
Cresco LLC redemptions	(6,758)	6,758	—	—	—
PVS converted to SVS	—	830	(830)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	784	—	—	—
Issuance of shares for consulting services	—	543	—	—	—
Share Issuances	—	40	21
Ending Balance, December 31, 2025	85,299	343,233	16,298	500	2
1 SVS includes shares pending issuance or cancellation
2 PVS presented on an “as-converted” basis to SVS (1-to-200)
3 SSVS presented on an “as-converted” basis to SVS (1-to-0.00001)
(i)     Issuance of Shares - Acquisitions
During the nine months ended December 31, 2025 and 2024, the Company issued shares in conjunction with certain acquisitions as follows:

(in thousands)	Acquisition date	SVS shares issued	Equity-based consideration
Year Ended December 31, 2025
Keystone[1] - Contingent Consideration	April 24, 2024	374	$750

Year Ended December 31, 2024
Keystone	April 24, 2024	1,422	$2,850
[1] Keystone Integrated Care, LLC (“Keystone”)
Schedule of Non-controlling Interest and Intercompany Eliminations
Interest expense, net consisted of the following for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Interest expense – notes and loans payable[1]	$(41,746)	$(37,926)
Interest expense – financing activities[1]	(11,273)	(11,549)
Accretion of debt discount and amortization of deferred financing fees[1]	(4,059)	(4,855)
Interest expense – leases[2]	(2,930)	(3,146)
Interest income	3,748	2,922
Other interest expense	(20)	(47)
Interest expense, net	$(56,280)	$(54,601)
[1]See Note 11 “Long-term Notes and Loans Payable, Net” for additional information on Interest expense – notes and loans payable, Interest expense – financing activities, and Accretion of debt discount and amortization of deferred financing fees.
[2]See Note 5 “Leases” for additional information on Interest expense – leases.

Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
The effects of changes in the Company’s ownership interests in less than 100% owned subsidiaries during the years ended December 31, 2025 and 2024 were as follows:

	Year Ended December 31,
($ in thousands)	2025	2024
Net loss attributable to Cresco Labs Inc.	$(135,408)	$(74,438)
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC units:
Share capital	5,491	8,282
Accumulated deficit	(12,350)	(12,512)
Total change from net loss attributable to Cresco Labs Inc. and change in ownership interest in Cresco Labs, LLC.	$(142,267)	$(78,668)